Business Combinations - Fair Values of Identifiable Assets and Liabilities of MixRadio at Date of Acquisition (Detail) - MixRadio Limited [member] ¥ in Millions	Mar. 16, 2015 JPY (¥)
Disclosure of detailed information about business combination [Line Items]
Property and equipment	¥ 39
Technology	845
Music rights	543
Trademarks	157
Customer relationships	109
Other intangible assets	4
Total assets	1,697
Trade and other payables	1,544
Other liabilities	552
Total liabilities	2,096
Total identifiable net liabilities at fair value	(399)
Goodwill	2,698
Total consideration	¥ 2,299